Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Income Statement [Abstract]
Collaboration revenues	$ 994,894	$ 494,894	$ 1,989,788	$ 3,429,449	$ 5,219,237	$ 9,050,542
Operating expenses:
Research and development	4,138,277	10,154,469	16,872,253	15,994,499	38,876,040	14,124,631
General and administrative	(189,438)	4,342,090	4,484,717	5,579,929	12,905,823	7,318,314
Operating expenses total	3,948,839	14,496,559	21,356,970	21,574,428	51,781,863	21,442,945
Loss from operations	(2,953,945)	(14,001,665)	(19,367,182)	(18,144,979)	(46,562,626)	(12,392,403)
Interest expense	537,935	705,929	936,910	1,063,509	2,297,339	901,052
Loss before income taxes	(3,491,880)	(14,707,594)	(20,304,092)	(19,208,488)	(48,859,965)	(13,293,455)
Income tax expense (benefit)	50,500	(726,218)	102,500	(319,855)	(190,111)	439,018
Net loss	(3,542,380)	(13,981,376)	(20,406,592)	(18,888,633)	(48,669,854)	(13,732,473)
Accretion of redeemable preferred stock and noncontrolling interests	(1,030,414)	(1,034,529)	(1,969,953)	(2,105,693)	(4,306,488)	(3,588,996)
Deemed dividends upon the repurchase of Series A redeemable preferred stock and redeemable noncontrolling interests		(67,633)		(1,298,631)	(1,298,631)	(3,336,855)
Net loss attributable to common stockholders of Oncobiologics, Inc.	$ (4,572,794)	$ (15,083,538)	$ (22,376,545)	$ (22,292,957)	$ (52,998,402)	$ (20,658,324)
Per share information:
Net loss per share of common stock, basic and diluted (in dollars per share)	$ (0.32)	$ (1.61)	$ (1.64)	$ (2.38)	$ (5.43)	$ (2.43)
Weighted-average shares outstanding, basic and diluted (in shares)	14,155,081	9,377,450	13,605,331	9,377,450	9,753,616	8,509,654
Pro forma net loss per share of common stock - basic and diluted (unaudited) (in dollars per share)					$ (3.35)
Pro forma weighted average shares outstanding (unaudited) (in shares)					14,143,696
Less: Net loss attributable to noncontrolling interests					$ (1,276,571)
Net loss attributable to Oncobiologics, Inc.	$ (3,542,380)	$ (13,981,376)	$ (20,406,592)	$ (18,888,633)	$ (47,393,283)	$ (13,732,473)